Note 06 - Inventories (Table)	3 Months Ended
Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	March 31, 2011	December 31, 2010

Products
Oil products	4,524	3,799
Fuel alcohol	324	286

	4,848	4,085

Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69

	14,639	11,888

Current inventories	14,595	11,834

Long-term inventories	44	54